General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of General and Administrative Expenses
General and administrative expenses for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Personnel expenses	¥922,452	¥834,512	¥770,769
Depreciation and amortization	262,702	264,290	255,702
Building and maintenance expenses	7,847	9,979	8,593
Supplies expenses	14,571	15,468	15,191
Communication expenses	31,182	32,839	33,454
Publicity and advertising expenses	143,500	126,090	89,924
Taxes and dues	84,020	82,293	83,554
Outsourcing expenses	123,293	115,157	111,737
Office equipment expenses	70,151	61,503	56,389
Others	305,699	259,490	253,802

Total general and administrative expenses	¥1,965,417	¥1,801,621	¥1,679,115